CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues	$ 498,956	$ 293,594	$ 912,060	$ 584,642	$ 1,218,333	$ 794,411	$ 474,827
Expenses:
Medical services expense	442,483	220,363	802,837	468,016	1,021,877	725,374	412,669
Other medical expenses	33,694	34,761	57,355	53,187	102,306	40,526	34,092
General and administrative	43,013	34,248	79,318	60,832	137,292	122,832	88,745
Stock-based compensation expense	274,548	2,155	276,020	3,176
Depreciation and amortization	3,581	3,319	7,008	6,517	13,531	12,253	11,385
Total expenses	797,319	294,846	1,222,538	591,728	1,275,006	900,985	546,891
Income (loss) from operations	(298,363)	(1,252)	(310,478)	(7,086)	(56,673)	(106,574)	(72,064)
Other income (expense):
Other income (expense), net	2,967	(74)	4,303	48	2,465	955	611
Interest expense	(1,498)	(2,080)	(4,439)	(4,229)	(8,135)	(9,068)	(9,839)
Income (loss) before income taxes	(296,894)	(3,406)	(310,614)	(11,267)	(62,343)	(114,687)	(81,292)
Income tax benefit (expense)	(435)	(39)	(451)	(39)	(865)	232	113
Income (loss) from continuing operations	(297,329)	(3,445)	(311,065)	(11,306)	(63,208)	(114,455)	(81,179)
Discontinued operations:
Income (loss) before impairments, gain (loss) on sales and income taxes					(20,049)	(86,108)	(32,132)
Impairments						(98,343)	(40,794)
Gain (loss) on sales of assets, net					20,401		0
Income (loss) before income taxes	(1,547)	(4,340)	(2,898)	(12,429)
Income tax benefit (expense)	(65)	(126)	(129)	(275)	2,804	16,166	7,588
Total discontinued operations	(1,612)	(4,466)	(3,027)	(12,704)	3,156	(168,285)	(65,338)
Net income (loss)	(298,941)	(7,911)	(314,092)	(24,010)	(60,052)	(282,740)	(146,517)
Noncontrolling interests' share in discontinued operations							(409)
Noncontrolling interests' share in (earnings) loss	96	0	169	0	0	152	(409)
Net income (loss) attributable to common shares	$ (298,845)	$ (7,911)	$ (313,923)	$ (24,010)	$ (60,052)	$ (282,588)	$ (146,926)
Net income (loss) per common share, basic and diluted
Continuing operations	$ (0.79)	$ (0.01)	$ (0.88)	$ (0.03)	$ (0.20)	$ (0.39)	$ (0.33)
Discontinued operations	$ 0	$ (0.01)	$ (0.01)	$ (0.04)	$ 0.01	$ (0.57)	$ (0.26)
Weighted average shares outstanding, basic and diluted	377,445	323,702	351,695	321,827	323,462	294,738	250,783
Medical Services Revenue
Revenues:
Total revenues	$ 497,678	$ 292,495	$ 910,090	$ 582,309	$ 1,214,270	$ 788,566	$ 466,612
Other Operating Revenue
Revenues:
Total revenues	$ 1,278	$ 1,099	$ 1,970	$ 2,333	$ 4,063	$ 5,845	$ 8,215